SHARE CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL AND RESERVES
SHARE CAPITAL AND RESERVES
9.	SHARE CAPITAL AND RESERVES

Authorized Share Capital

At December 31, 2021, the authorized share capital comprised an unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

Details of Common Shares Issued in 2021

During the year ended December 31, 2021, 1,273,000 stock options were exercised at a weighted average exercise price of $0.97 per share for gross proceeds of $1,236,170.

During the year ended December 31, 2021, 883,854 warrants were exercised at a weighted average exercise price of $1.31 per share for gross proceeds of $1,156,523.

On April 8, 2021, the Company completed a non-brokered private placement financing of 2,857,000 flow-through common shares at a price of $5.25 per common share for gross proceeds of $14,999,250. The Company paid share issuance costs of $587,641 in cash of which $524,974 were finder’s fees. The premium received on the flow-through shares issued was determined to be $1,971,330.

9.	SHARE CAPITAL AND RESERVES (continued)

On August 24, 2021, the Company completed a bought-deal private placement financing of 5,048,500 flow-through common shares at a price of $11.39 per common share for gross proceeds of $57,502,415, which included the full exercise of the underwriter’s over-allotment option. The Company paid share issuance costs of $3,254,048 in cash of which $2,734,547 was paid to the underwriters. The premium received on the flow-through shares issued was determined to be $14,590,165.

On November 24, 2021, the Company completed a non-brokered private placement financing of 5,000,000 flow-through common shares at a price of $9.60 per common share for gross proceeds of $48,000,000. The Company paid share issuance costs of $615,965 in cash of which $480,000 were finder’s fees. The premium received on the flow-through shares issued was determined to be $12,600,000.

On November 25, 2021, the Company issued 458,823 common shares with an estimated value of $3,505,408 as a portion of the consideration paid to acquire royalty interests for an aggregate of 0.6% of net returns from the Company’s Linear and JBP Linear properties (Note 3).

Details of Common Shares Issued in 2020

During the year ended December 31, 2020, 9,195,000 stock options were exercised at a weighted average exercise price of $0.77 per share for gross proceeds of $7,036,624.

During the year ended December 31, 2020, 16,554,292 warrants were exercised at a weighted average exercise price of $0.77 per share for gross proceeds of $12,721,057.

On March 6, 2020, the Company completed a private placement consisting of 15,000,000 common shares in exchange for non-cash consideration of 6,944,444 common shares of Novo Resources Corp. (TSXV: NVO) at a price of $2.41 per share for gross proceeds of $16,736,110.

On June 4, 2020, the Company completed a non-brokered private placement financing of 3,994,597 flow-through common shares at a price of $1.50 per common share for gross proceeds of $5,991,896. Finders’ fees paid were $69,394 in cash and the issuance of 64,282 warrants exercisable into common shares of the Company at $1.50 per share for two years from the date of issue with a fair value of $25,912. The premium received on the flow-through shares issued was determined to be $1,697,704.

On June 10, 2020, the Company completed a non-brokered private placement financing of 866,385 flow-through common shares at a price of $1.30 per common share for gross proceeds of $1,126,300. Finders’ fees paid were $56,793 in cash and the issuance of 43,582 warrants exercisable into common shares of the Company at $1.30 per share for two years from the date of issue with a fair value of $16,271. The premium received on the flow-through shares issued was determined to be $259,915.

On August 11, 2020, the Company completed an initial public offering of 21,000,000 common shares at a price of $1.30 per share for gross proceeds of $27,300,000 and on August 13, 2020, its agents exercised their overallotment option in full to offer and sell an additional 3,150,000 common shares for gross proceeds of $4,095,000. The Company paid share issuance costs of $2,906,419 in cash and issued 1,379,768 agents’ warrants with a fair value of $771,769. The agents’ warrants are exercisable into common shares of the Company at $1.30 per share for 12 months from the date of issue in connection with the initial public offering.

9.	SHARE CAPITAL AND RESERVES (continued)

Share Purchase Option Compensation Plan

The Company has a share purchase option plan (the “Plan”) approved by the Company’s shareholders that allows it to grant share purchase options, subject to regulatory terms and approval, to its officers, directors, employees and service providers. The Plan is based on the maximum number of eligible shares not exceeding 10% in the aggregate and 5% with respect to any one optionee of the Company’s outstanding common shares at the time of grant. If outstanding share purchase options are exercised or expire, and/or the number of issued and outstanding common shares of the Company increases, then the share purchase options available to grant under the Plan increase proportionately. The exercise price and vesting terms of each share purchase option is set by the Board of Directors at the time of grant. Share purchase options granted are subject to a four-month hold period and exercisable for a period determined by the Board of Directors which cannot exceed five years.

The continuity of share purchase options for the year ended December 31, 2021 is as follows:

		Outstanding			Cancelled/	Outstanding	Exercisable
	Exercise	December			Forfeited/	December	December
Expiry date	Price	31, 2020	Granted	Exercised	Expired	31, 2021	31, 2021
February 20, 2022	$0.15	75,000	—	(75,000)	—	—	—
September 30, 2023	$0.40	250,000	—	(100,000)	—	150,000	150,000
December 17, 2024	$0.50	2,685,000	—	(760,000)	—	1,925,000	1,925,000
April 18, 2025	$1.00	1,500,000	—	(50,000)	—	1,450,000	1,450,000
May 23, 2025	$1.075	225,000	—	(25,000)	—	200,000	200,000
August 11, 2025	$1.40	2,965,000	—	(65,000)	—	2,900,000	2,900,000
September 3, 2025	$2.07	215,000	—	(100,000)	—	115,000	115,000
October 1, 2025	$2.15	25,000	—	—	—	25,000	25,000
December 31, 2025	$4.10	6,242,500	—	(87,500)	—	6,155,000	6,155,000
April 29, 2026	$6.79	—	1,369,000	(10,500)	(64,250)	1,294,250	1,118,000
May 17, 2026	$8.62	—	200,000	—	—	200,000	200,000
September 27, 2026	$8.70	—	125,000	—	—	125,000	12,500
November 26, 2026	$8.04	—	62,500	—	(6,750)	55,750	6,250
		14,182,500	1,756,500	(1,273,000)	(71,000)	14,595,000	14,256,750
Weighted average exercise price $		2.36	5.39	0.97	6.91	3.01	2.92
Weighted average contractual remaining life (years)		4.58	—	—	—	3.71	3.71

9.	SHARE CAPITAL AND RESERVES (continued)

The continuity of share purchase options for the year ended December 31, 2020 is as follows:

		Outstanding			Cancelled/	Outstanding	Exercisable
		December			Forfeited/	December	December
Expiry date	Exercise Price	31, 2019	Granted	Exercised	Expired	31, 2020	31, 2020
February 20, 2022	$0.15	1,930,000	—	(1,855,000)	—	75,000	75,000
September 30, 2023	$0.40	350,000	—	(100,000)	—	250,000	250,000
December 17, 2024	$0.50	5,605,000	—	(2,920,000)	—	2,685,000	2,685,000
April 18, 2025	$1.00	—	2,300,000	(800,000)	—	1,500,000	1,500,000
May 23, 2025	$1.075	—	1,670,000	(1,445,000)	—	225,000	225,000
August 11, 2025	$1.40	—	5,040,000	(2,075,000)	—	2,965,000	2,965,000
September 3, 2025	$2.07	—	215,000	—	—	215,000	215,000
October 1, 2025	$2.15	—	25,000	—	—	25,000	25,000
December 31, 2025	$4.10	—	6,242,500	—	—	6,242,500	6,242,500
		7,885,000	15,492,500	(9,195,000)	—	14,182,500	14,182,500
Weighted average exercise price $		0.41	2.40	0.77	—	2.36	2.36
Weighted average contractual remaining life (years)		4.22	5.0	—	—	4.58	4.58

The weighted average fair value of share purchase options exercised during the year ended December 31, 2021 is $0.68 (2020 - $0.56). The weighted average share price of options exercised at the date of exercise during the year ended December 31, 2021 is $8.84 (2020 – $3.12).

The weighted average fair value of share purchase options granted during the year ended December 31, 2021 is $5.15 (2020 - $1.71).

Options were priced based on the Black-Scholes option pricing model using the following weighted average assumptions to estimate the fair value of options granted:

	Year ended December 31,
	2021	2020
Risk-free interest rate	0.95%	0.39%
Expected option life in years	5.0	5.0
Expected share price volatility(i)	95.13%	96.82%
Grant date share price	$7.18	$2.39
Expected forfeiture rate	—	—
Expected dividend yield	Nil	Nil
(i)	The expected share price volatility is based on the average historical share price of comparable companies over the life of the option.
9.	SHARE CAPITAL AND RESERVES (continued)

Warrants

The continuity of warrants for the year ended December 31, 2021 is as follows:

		Outstanding				Outstanding
	Exercise	December			Cancelled/	December 31,
Expiry date	Price	31, 2020	Issued	Exercised	Expired	2021
August 11, 2021	$1.30	714,462	—	(714,462)	—	—
August 13, 2021	$1.30	113,399	—	(113,399)	—	—
May 12, 2022	$1.30	39,475	—	(14,321)	—	25,154
May 13, 2022	$1.50	36,052	—	(27,680)	—	8,372
June 4, 2022	$1.50	25,845	—	(9,885)	—	15,960
June 10, 2022	$1.30	4,107	—	(4,107)	—	—
		933,340	—	(883,854)	—	49,486
Weighted average exercise price $		1.31	—	1.31	—	1.40
Weighted average contractual remaining life (years)		0.70	—	—	—	0.38

The continuity of warrants for the year ended December 31, 2020 is as follows:

		Outstanding				Outstanding
	Exercise	December			Cancelled/	December
Expiry date	Price	31, 2019	Issued	Exercised	Expired	31, 2020
August 11, 2021	$1.30	—	1,190,769	(476,307)	—	714,462
August 13, 2021	$1.30	—	188,999	(75,600)	—	113,399
May 12, 2022	$1.30	—	39,475	—	—	39,475
May 13, 2022	$1.50	—	36,052	—	—	36,052
June 4, 2022	$1.50	—	28,230	(2,385)	—	25,845
June 10, 2022	$1.30	—	4,107	—	—	4,107
November 29, 2022	$0.75	16,000,000	—	(16,000,000)	—	—
		16,000,000	1,487,632	(16,554,292)	—	933,340
Weighted average exercise price		$0.75	1.31	0.77	—	1.31
Weighted average contractual remaining life (years)		2.92	1.07	—	—	0.70

The weighted average fair value of warrants exercised during the year ended December 31, 2021 is $0.55 (2020 - $0.15).

The weighted average fair value of warrants issued during the year ended December 31, 2021 is $Nil (2020 - $0.55). The weighted average share price of warrants exercised at the date of exercise during the year ended December 31, 2021 is $8.18 (2020 – $1.41).

9.	SHARE CAPITAL AND RESERVES (continued)

Warrants were priced based on the Black-Scholes option pricing model using the following weighted average assumptions to estimate the fair value of warrants issued:

	Year ended December 31,
	2021	2020
Risk-free interest rate	—	0.26%
Expected option life in years	—	1.07
Expected share price volatility(i)	—	91.94%
Grant date share price	—	$1.41
Expected forfeiture rate	—	—
Expected dividend yield	Nil	Nil
(i)	The expected share price volatility is based on the average historical share price of comparable companies over the life of the warrant.